Financial Instruments and Risk Management - Financial Risk (Details) $ in Billions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 30, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Line of credit, maximum borrowing capacity	$ 4,900,000,000
Line of credit, current borrowing capacity	3,914,000,000
Revenues	19,983,000,000	$ 22,252,000,000
Bank operating loan
Disclosure of detailed information about financial instruments [line items]
Line of credit, maximum borrowing capacity	900,000,000	900,000,000
Line of credit, current borrowing capacity	464,000,000
Syndicated Bank Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit, maximum borrowing capacity	4,000,000,000
Line of credit, current borrowing capacity	3,450,000,000
Single customer over 10% of revenue | Customer concentration risk [Member]
Disclosure of detailed information about financial instruments [line items]
Revenues	3,900,000,000	$ 4,200,000,000
2018 U.S Shelf Prospectus
Disclosure of detailed information about financial instruments [line items]
Authorised capital commitments, pre-registration	$ 3,000,000,000		$ 2.3	$ 3,000,000,000